Consolidated Balance Sheets (Parenthetical) (ZAR)	Dec. 31, 2012	Dec. 31, 2011
Share capital, authorized ordinary shares	1,000,000,000	1,000
Share capital, par value
Share capital, Shares issued	1,000	1,000